OTHER RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Beginning balance	$ 1,133,954	$ 1,005,976
Gain on marketable securities at FVTOCI, net of tax	19,297	29,819
Unrealized (loss) gain on effective portion of derivative, net of tax	(5,215)	2,226
Acquisition of Alacer	2,649,355
Exercise of stock options	6,728
Settlement of RSUs and PSUs	(14,389)
Transfer of cash-settled RSUs and PSUs	(3,238)
Transfer of equity-settled PSUs		1,356
Share-based compensation	8,494	4,005
Acquisition of non-controlling interest		(14,300)
Other	(70)
Ending balance	3,939,903	1,133,954
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance	19,762	(16,303)
Acquisition of Alacer	15,419
Exercise of stock options	(2,976)
Settlement of RSUs and PSUs	(15,632)
Transfer of cash-settled RSUs and PSUs	(4,138)
Transfer of equity-settled PSUs		1,356
Share-based compensation	8,494	4,005
Acquisition of non-controlling interest		1,463
Other	1,046
Ending balance	40,570	19,762
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Beginning balance	781	781
Ending balance		781
Fair value reserve
Disclosure of reserves within equity [line items]
Beginning balance	(5,195)	(37,240)
Gain on marketable securities at FVTOCI, net of tax	19,297	29,819
Unrealized (loss) gain on effective portion of derivative, net of tax	(5,215)	2,226
Realized loss reclassified to net income	4,513	0
Ending balance	13,400	(5,195)
Share-based compensation reserve
Disclosure of reserves within equity [line items]
Beginning balance	52,253	49,696
Acquisition of Alacer	15,419	0
Exercise of stock options	(2,976)	(2,804)
Settlement of RSUs and PSUs	(15,632)	0
Transfer of cash-settled RSUs and PSUs	(4,138)	0
Transfer of equity-settled PSUs	0	1,356
Share-based compensation	8,494	4,005
Ending balance	53,420	52,253
Other
Disclosure of reserves within equity [line items]
Beginning balance	(28,077)	(29,540)
Acquisition of non-controlling interest	0	1,463
Other	1,046	0
Ending balance	$ (27,031)	$ (28,077)